Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Derivative Instrument Transactions

The amounts of transactions conducted as of the indicated dates are as follows:

	Underlying Asset	Type of Settlement	12.31.18(*)	12.31.17(*)	01.01.17(*)
Forward Purchase – Sale of Foreign Currency
Purchases	Foreign currency	Daily difference	38,861,567	30,145,543	27,648,329
Sales	Foreign currency	Daily difference	32,277,374	28,042,761	—
Purchases by Customers	Foreign currency	Daily difference	3,673,954	583,221	396,281
Sales by Customers	Foreign currency	Daily difference	10,156,620	5,472,881	2,202,703
Interest Rate Swaps
Swaps	Others	Other	460,242	1,476	138,192
Cross Currency Swaps	Others	Other	1,561	—	—
Repo Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	1,965,824	1,672,194	3,032,245
Forward Sales	Government Securities	With delivery of the underlying asset	2,061,516	15,678,531	—
Call Options Bought and Written on Futures
Call Options Written on Dollar	Dollar		—	—	18,794
Call Options Purchase on Gold	Gold		—	—	275,484
Call Options Written on Gold	Gold		—	—	303,032

(*)	Notional values.